Nature of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Nature of Business and Significant Accounting Policies
Consolidation

Consolidation: The Partnership is the sole member of each of the Trading Companies. The Trading Companies, in turn, are the only members of GP Cash Management. The Partnership presents consolidated financial statements, which include the accounts of the Trading Companies and GP Cash Management. All material inter-company accounts and transactions are eliminated in consolidation.

Use of estimates

Use of estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents: Cash and cash equivalents may include cash, overnight investments, commercial paper, U.S. treasury bills and short-term investments in interest-bearing demand deposits with banks and cash managers with original maturities of three months or less at the date of acquisition.

Valuation of investments	Valuation of investments: All investments are used for trading purposes and recorded at their estimated fair value, as described in Note 2.
Investment transactions, investment income and expenses

Investment transactions, investment income and expenses: Futures contracts, forward contracts and options on futures and forward contracts are recorded on a trade date basis and realized gains or losses are recognized when contracts/positions are liquidated. Unrealized gains or losses on open contracts/positions (the difference between contract trade price and market price) or securities are reported in the consolidated statement of financial condition as a net unrealized gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with FASB ASC 210-20, Balance Sheet, Offsetting. Any change in net unrealized gain or loss from the preceding period is reported in the consolidated statement of operations. Interest income and expense is recognized under the accrual basis.

Set forth in Note 11 are instruments and transactions eligible for offset in the consolidated statement of financial condition and which are subject to derivative clearing agreements with the Partnership’s clearing brokers.  Each clearing broker nets margin held on behalf of the Partnership or payment obligations of the clearing broker to the Partnership against any payment obligations of the Partnership to the clearing broker.  The Partnership is required to deposit margin at each clearing broker to meet the original and maintenance requirements established by that clearing broker, and/or the exchange or clearinghouse associated with the exchange on which the instrument is traded.  The derivative clearing agreements give each clearing broker a security interest in this margin to secure any liabilities owed to the clearing broker arising from a default by the Partnership.

Commissions	Commissions: Commissions and other trading fees are reflected separately in the consolidated statement of operations.
Redemptions payable

Redemptions payable: Pursuant to the provisions of FASB ASC 480, Distinguishing Liabilities from Equity, redemptions approved by the General Partner prior to month end with a fixed effective date and fixed amount are recorded as redemptions payable as of month end.

Income taxes

Income taxes: No provision for income taxes has been made in these consolidated financial statements as each partner is individually responsible for reporting income or loss based on its respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership follows the provisions of ASC 740, Income Taxes. FASB guidance requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the tax positions are more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year. As of December 31, 2014, management has determined that there are no material uncertain income tax positions and, accordingly, has not recorded a liability. The Partnership is generally not subject to examination by U.S. federal or state taxing authorities for tax years before 2011.

Organization and offering costs

Organization and offering costs: All expenses incurred in connection with the organization and the ongoing public offering of partnership interests are paid by the General Partner and are reimbursed to the General Partner by the Partnership. This reimbursement is made monthly. In its discretion, the General Partner may require the Partnership to reimburse the General Partner in any subsequent calendar year for amounts that exceed the limits in Note 5 in any calendar year, provided that the maximum amount reimbursed by the Partnership will not exceed the overall limit. Amounts reimbursed by the Partnership with respect to ongoing public offering expenses are charged to expense from operations at the time of reimbursement or accrual. Any amounts reimbursed by the Partnership with respect to organizational expenses are expensed at the time the reimbursement is incurred or accrued. If the Partnership terminates prior to completion of payment of the calculated amounts to the General Partner, the General Partner will not be entitled to any additional payments, and the Partnership will have no further obligation to the General Partner. At December 31, 2014 and 2013, all organization and offering costs incurred by the General Partner have been reimbursed.

Foreign currency transactions

Foreign currency transactions: The Partnership’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the consolidated statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income currently.

The Partnership does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Statement of cash flows

Statement of cash flows: The Partnership has elected not to provide statements of cash flows as permitted by FASB ASC 230, Statement of Cash Flows. The Partnership noted that as of and for the years ended December 31, 2014, 2013 and 2012, substantially all investments were highly liquid, all investments are carried at fair value, the Partnership carried no debt, and the statements of changes in partners’ capital (net asset value) is presented.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements: In June 2013, the FASB issued ASU 2013-08 - Financial Services - Investments Companies (Topic 946) containing new guidance that changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company.  The Partnership adopted ASU 2013-08 as of January 1, 2014 and the adoption did not have a material impact on its consolidated financial statements.

Recently issued accounting pronouncements: In August 2014, the FASB issued ASU 2014-15 — Presentation of Financial Statement — Going Concern (Subtopic 205-40) containing guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures.  The guidance is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016.  The Partnership is currently evaluating the impact this pronouncement would have on its consolidated financial statements.